Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Information
Schedule of segment information

	For the years ended December 31,
	2023	2024	2025
	US$	US$	US$
Net revenues	27,111	50,692	95,601
Cost of revenues	(6,322)	(11,164)	(24,944)
Gross profit	20,789	39,528	70,657
Operating expenses:
Sales and marketing expenses(1)	(23,488)	(33,271)	(61,985)
Product development expenses(1)	(2,909)	(3,453)	(5,423)
General and administrative expenses(1)	(7,145)	(9,916)	(16,347)
Share-based compensation expenses	(910)	(934)	(1,331)
Total operating expenses	(34,452)	(47,574)	(85,086)
Loss from operations	(13,663)	(8,046)	(14,429)
Interest income	165	229	358
Other (expenses)/income, net	(1,416)	771	(1,545)
Income tax expenses	(118)	(276)	(1,242)
Net loss	(15,032)	(7,322)	(16,858)
(1)	Total depreciation and amortization expenses of a single segment were US$99, US$137 and US$434, respectively, for the years ended December 31, 2023, 2024 and 2025.

Schedule of primary long-lived assets by geographical location

	Right-of-use assets
	As of December 31,
	2024	2025
	US$	US$
Asia-Pacific region	2,657	2,520
Other areas	231	691
Total	2,888	3,211

	Property and equipment, net
	As of December 31,
	2024	2025
	US$	US$
Asia-Pacific region	120	812
Other areas(1)	243	1,186
Total	363	1,998

(1)Including US$1,186 of the EMEA region as of December 31,2025.